Trade accounts and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Trade Accounts and Other Payables
Trade accounts and other payables consist of the following:

	Yen in millions
	March 31,
	2025	2026

Accounts and notes payables	4,034,920	4,302,013
Other payables	1,492,427	1,554,932

Total	5,527,347	5,856,945